Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands												12 Months Ended
	Aug. 14, 2025 MXN ($) $ / shares	May 28, 2025 $ / shares	Apr. 24, 2025 MXN ($) $ / shares	Nov. 26, 2024 MXN ($)	Jul. 23, 2024 MXN ($)	Apr. 25, 2024 MXN ($) $ / shares shares	Dec. 14, 2023 $ / shares	Oct. 12, 2023 $ / shares	Jul. 13, 2023 $ / shares	May 18, 2023 $ / shares	Apr. 13, 2023 MXN ($) $ / shares shares	Dec. 31, 2025 MXN ($) Director Member Vote shares	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($) shares
Disclosure Of Equity [Line Items]
Percentage of acquisition, nominations and compensation corresponding to operating committee members												20.00%
Dividend payment per share | $ / shares	$ 8.42	$ 8.42	$ 16.84				$ 3.71	$ 3.71	$ 3.71	$ 3.71	$ 14.84
Dividend payment	$ 4,254,436			$ 3,501,573	$ 3,501,573
Total dividend payment amount														$ 7,498,318
Canceled Reserve for repurchase of shares			$ 2,500,000			$ 2,500,000					$ 499,486
Reserve for repurchase of shares			$ 2,500,000			$ 2,500,000					$ 2,500,000	$ 2,500,000	$ 2,500,000	2,500,000
Retained earnings												18,695,331	16,957,723	8,787,568
Capital reduction per share | $ / shares						$ 13.86
Capital reduction												8,508,872	7,003,146
Capital stock												$ 1,194,390		$ 8,197,536
Capital stock, shares | shares												505,277,464		505,277,464
Cancellation of repurchase of shares, shares | shares											7,024,113
Description of legal reserves												General Corporate Law requires that at least 5% of the unconsolidated net income of the year, be transferred to the legal reserve until the reserve equals 20% of capital stock at par value (nominal pesos)
Legal reserve												$ 238,878	$ 920,187	$ 478,185
Percentage of legal reserve												20.00%	77.00%	0.42%
Number of shares repurchased | shares						0						0
Additional income tax on dividend												10.00%
Series BB common stock [Member]
Disclosure Of Equity [Line Items]
Percentage of common stock												15.00%
Number of directors | Director												4
Capital stock												$ 179,158		$ 1,229,631
Capital stock, shares | shares												75,791,619		75,791,619
Series B And BB Common Stock [Member]
Disclosure Of Equity [Line Items]
Number of vote per share | Vote												1
Maximum percentage of common stock												10.00%
Percentage of not having voting rights												10.00%
Series B common stock [Member]
Disclosure Of Equity [Line Items]
Percentage of common stock												10.00%
Number of directors | Director												11
Percentage of voting rights												10.00%
Right to appoint members number | Member												7
Number of members elected to the board of directors at a Shareholders' Meeting | Member												1
Capital stock												$ 1,015,232		$ 6,967,905
Capital stock, shares | shares												429,485,845		429,485,845
Class I [member]
Disclosure Of Equity [Line Items]
Capital stock						$ 1,194,390
Capital stock, shares | shares						505,277,464